UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02383

ALLIANCEBERNSTEIN GLOBAL BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2014

Date of reporting period: June 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Bond Fund, Inc.

Portfolio of Investments

June 30, 2014 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 46.8%
Australia - 2.5%
Australia Government Bond
Series 122
5.25%, 3/15/19	AUD	21,827	$22,638,505
Series 128
5.75%, 7/15/22		45,000	49,432,031
Series 137
2.75%, 4/21/24		15,935	14,036,151

			86,106,687

Austria - 0.7%
Austria Government Bond
3.40%, 11/22/22 (a)	EUR	15,680	25,195,691

Belgium - 0.7%
Belgium Government Bond
Series 61
4.25%, 9/28/21 (a)		12,230	20,448,931
Series 71
3.75%, 6/22/45 (a)		2,300	3,764,812

			24,213,743

Brazil - 0.7%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/17	BRL	58,110	25,437,608

Canada - 5.2%
Canadian Government Bond
1.25%, 9/01/18	CAD	115,000	106,865,236
1.75%, 3/01/19		78,000	73,807,788

			180,673,024

Finland - 1.0%
Finland Government Bond
3.375%, 4/15/20 (a)	EUR	21,085	33,282,592

France - 1.3%
France Government Bond OAT
1.75%, 11/25/24		28,160	38,729,150
3.25%, 5/25/45 (a)		3,600	5,477,362

			44,206,512

Germany - 1.5%
Bundesrepublik Deutschland
1.50%, 5/15/23		14,325	20,317,724
2.25%, 9/04/21		12,646	19,136,429
3.25%, 7/04/42		1,000	1,683,632
Series 2007
4.25%, 7/04/39		4,900	9,437,882

			50,575,667

	Principal Amount (000)		U.S. $ Value
Ireland - 0.5%
Ireland Government Bond
5.40%, 3/13/25	EUR	11,000	$19,085,440

Italy - 3.0%
Italy Buoni Poliennali Del Tesoro
3.50%, 11/01/17		10,175	15,074,351
3.75%, 3/01/21		4,525	6,886,946
4.00%, 9/01/20		1,870	2,891,215
4.25%, 9/01/19		6,710	10,467,616
4.50%, 2/01/20 (a)		5,075	8,020,764
4.50%, 3/01/24		10,745	16,923,187
4.75%, 5/01/17-9/01/21		10,110	15,850,965
5.00%, 9/01/40 (a)		17,125	27,728,049

			103,843,093

Japan - 0.6%
Japan Government Ten Year Bond
Series 333
0.60%, 3/20/24	JPY	1,986,750	19,701,253

Mexico - 1.4%
Mexican Bonos
Series M
7.75%, 11/13/42	MXN	200,000	17,457,217
Series MI10
9.50%, 12/18/14		395,000	31,334,109

			48,791,326

Netherlands - 2.1%
Netherlands Government Bond
1.75%, 7/15/23 (a)	EUR	13,000	18,443,584
2.25%, 7/15/22 (a)		5,750	8,548,232
2.50%, 1/15/33 (a)		16,725	24,242,840
4.00%, 7/15/19 (a)		6,830	10,976,461
7.50%, 1/15/23		5,750	11,897,639

			74,108,756

Portugal - 0.4%
Portugal Obrigacoes do Tesouro OT
4.75%, 6/14/19 (a)		9,800	14,878,874

South Africa - 1.6%
South Africa Government Bond
Series R203
8.25%, 9/15/17	ZAR	550,000	53,069,440
Series R213
7.00%, 2/28/31		50,000	3,959,944

			57,029,384

Spain - 0.8%
Spain Government Bond
4.70%, 7/30/41	EUR	7,500	11,679,581
4.85%, 10/31/20		2,608	4,247,829
5.15%, 10/31/44 (a)	EUR	6,500	10,730,560

			26,657,970

	Principal Amount (000)		U.S. $ Value
Sweden - 0.4%
Sweden Government Bond
Series 1054
3.50%, 6/01/22	SEK	75,000	$12,884,099

United Kingdom - 7.2%
United Kingdom Gilt
1.75%, 9/07/22 (a)	GBP	10,510	16,929,009
2.25%, 9/07/23 (a)		403	666,148
3.25%, 1/22/44 (a)		2,500	4,142,949
4.00%, 3/07/22 (a)		59,100	112,300,905
4.25%, 12/07/40 (a)		32,800	64,609,018
4.75%, 3/07/20 (a)		27,000	52,718,940

			251,366,969

United States - 15.2%
U.S. Treasury Bonds
2.875%, 5/15/43	U.S.$	18,475	16,881,531
3.125%, 11/15/41		16,000	15,504,992
3.62%, 2/15/44		150	158,297
3.625%, 8/15/43		15,000	15,843,750
4.625%, 2/15/40 (b)		21,200	26,364,193
5.375%, 2/15/31 (b)		103,000	135,235,807
U.S. Treasury Notes
1.00%, 5/31/18 (c)		36,075	35,683,262
1.62%, 4/30/19		430	430,806
1.625%, 8/15/22 (d)		16,900	16,044,437
2.00%, 11/30/20-11/15/21		96,840	96,033,511
2.375%, 12/31/20		64,000	65,379,968
2.50%, 8/15/23-5/15/24		8,860	8,850,187
2.625%, 11/15/20		78,093	81,119,104
2.75%, 2/15/24		15,000	15,341,010

			528,870,855

Total Governments - Treasuries (cost $1,555,607,270)			1,626,909,543

CORPORATES - INVESTMENT GRADES - 26.0%
Industrial - 13.1%
Basic - 1.9%
Alpek SA de CV
5.38%, 8/08/23 (a)		6,500	6,760,000
Barrick North America Finance LLC
4.40%, 5/30/21		8,745	9,149,666
BHP Billiton Finance USA Ltd.
3.25%, 11/21/21		15	15,421
Braskem Finance Ltd.
6.45%, 2/03/24		6,485	6,930,844
Dow Chemical Co. (The)
4.375%, 11/15/42		505	482,090
7.375%, 11/01/29		1,615	2,151,611
8.55%, 5/15/19		3,000	3,855,807

	Principal Amount (000)		U.S. $ Value
Freeport-McMoRan Copper & Gold, Inc.
2.375%, 3/15/18	U.S.$	40	$40,596
3.10%, 3/15/20		275	277,719
Georgia-Pacific LLC
5.40%, 11/01/20 (a)		333	384,364
Gerdau Trade, Inc.
4.75%, 4/15/23 (a)(c)		5,300	5,247,316
5.75%, 1/30/21 (a)		168	179,340
Glencore Funding LLC
4.125%, 5/30/23 (a)		118	118,512
LyondellBasell Industries NV
5.75%, 4/15/24		4,950	5,840,460
Minsur SA
6.25%, 2/07/24 (a)		2,157	2,340,098
Mosaic Co. (The)
4.25%, 11/15/23		205	216,410
Plains Exploration & Production Co.
6.50%, 11/15/20		365	407,431
Rio Tinto Finance USA PLC
2.25%, 12/14/18		35	35,678
2.875%, 8/21/22		7,332	7,159,287
3.50%, 3/22/22		2,315	2,375,500
Samarco Mineracao SA
5.75%, 10/24/23 (a)		3,472	3,624,282
Teck Resources Ltd.
4.50%, 1/15/21		185	194,769
5.20%, 3/01/42		95	91,492
Vale Overseas Ltd.
4.625%, 9/15/20		325	348,959
Vale SA
5.625%, 9/11/42		1,443	1,413,707
Yamana Gold, Inc.
4.95%, 7/15/24 (a)		5,900	5,938,793

			65,580,152

Capital Goods - 0.7%
Odebrecht Finance Ltd.
4.375%, 4/25/25 (a)		9,945	9,701,995
5.25%, 6/27/29 (a)		2,996	2,982,518
Owens Corning
6.50%, 12/01/16 (e)		2,943	3,282,192
Republic Services, Inc.
5.25%, 11/15/21		6,898	7,860,009
5.50%, 9/15/19		15	17,214

			23,843,928

Communications - Media - 1.1%
21st Century Fox America, Inc.
3.00%, 9/15/22		1,468	1,445,261
5.65%, 8/15/20		480	559,079
BSKYB Finance UK PLC
5.75%, 10/20/17 (a)	GBP	3,977	7,518,647
CBS Corp.
5.75%, 4/15/20	U.S.$	475	550,553
8.875%, 5/15/19		7,309	9,475,395

	Principal Amount (000)		U.S. $ Value
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	U.S.$	999	$1,452,043
Comcast Corp.
4.25%, 1/15/33		9,490	9,748,460
Cox Communications, Inc.
6.25%, 6/01/18 (a)		400	454,792
Discovery Communications LLC
4.875%, 4/01/43		130	131,102
Myriad International Holdings BV
6.00%, 7/18/20 (a)		5,287	5,840,856
Reed Elsevier Capital, Inc.
8.625%, 1/15/19		30	37,966
Time Warner Cable, Inc.
4.50%, 9/15/42		100	97,348
5.00%, 2/01/20		410	459,450
6.55%, 5/01/37		80	99,543

			37,870,495

Communications - Telecommunications - 2.2%
America Movil SAB de CV
5.00%, 3/30/20		700	776,069
American Tower Corp.
5.05%, 9/01/20		5,800	6,462,743
AT&T, Inc.
4.30%, 12/15/42		330	312,383
4.45%, 5/15/21		4,749	5,214,725
5.35%, 9/01/40		205	222,983
5.80%, 2/15/19		2,937	3,417,223
6.45%, 6/15/34		120	146,466
Bell Canada
5.00%, 2/15/17 (a)	CAD	5,900	5,959,827
British Telecommunications PLC
5.95%, 1/15/18	U.S.$	375	428,918
9.625%, 12/15/30		5,357	8,532,378
Deutsche Telekom International Finance BV
4.875%, 3/06/42 (a)		6,245	6,532,257
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.80%, 3/15/22		1,358	1,402,293
4.45%, 4/01/24		4,900	5,195,588
4.60%, 2/15/21		45	49,132
5.15%, 3/15/42		125	131,267
5.20%, 3/15/20		2,925	3,295,033
ENTEL Chile SA
4.875%, 10/30/24 (a)		4,969	5,174,423
Globo Comunicacao e Participacoes SA
5.307%, 5/11/22 (a)(f)		1,661	1,760,660
Telefonica Emisiones SAU
3.192%, 4/27/18		285	297,846
5.462%, 2/16/21		485	550,702
7.045%, 6/20/36		80	102,039
United States Cellular Corp.
6.70%, 12/15/33		1,714	1,755,330

	Principal Amount (000)		U.S. $ Value
Verizon Communications, Inc.
2.55%, 6/17/19	U.S.$	595	$603,602
3.85%, 11/01/42		255	224,518
4.50%, 9/15/20		560	615,996
5.15%, 9/15/23		6,372	7,130,861
6.25%, 4/01/37		235	285,174
6.55%, 9/15/43		6,856	8,627,871
7.35%, 4/01/39		25	33,374
Vodafone Group PLC
6.15%, 2/27/37		30	35,648

			75,277,329

Consumer Cyclical - Automotive - 0.8%
BMW US Capital LLC
5.00%, 5/28/15	EUR	6,000	8,557,659
Ford Motor Credit Co. LLC
5.00%, 5/15/18	U.S.$	5,135	5,712,436
5.875%, 8/02/21		3,689	4,331,118
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (a)		4,647	4,756,033
6.80%, 6/15/18 (a)		4,000	4,720,380

			28,077,626

Consumer Cyclical - Entertainment - 0.3%
Time Warner, Inc.
7.625%, 4/15/31		6,535	8,979,142
Viacom, Inc.
3.875%, 4/01/24		2,756	2,800,639
5.25%, 4/01/44		120	126,772
5.625%, 9/15/19		10	11,532

			11,918,085

Consumer Cyclical - Other - 0.1%
Wyndham Worldwide Corp.
2.50%, 3/01/18		40	40,611
4.25%, 3/01/22		3,300	3,391,677

			3,432,288

Consumer Cyclical - Retailers - 0.3%
CVS Caremark Corp.
5.75%, 5/15/41		225	269,781
Dollar General Corp.
3.25%, 4/15/23		7,397	6,986,060
Gap, Inc. (The)
5.95%, 4/12/21		35	40,505
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22		4,148	4,329,807

			11,626,153

Consumer Non-Cyclical - 1.0%
AbbVie, Inc.
1.75%, 11/06/17		10	10,055
Actavis Funding SCS
2.45%, 6/15/19 (a)		182	182,510
3.85%, 6/15/24 (a)		2,217	2,241,059
Ahold Finance USA LLC
6.875%, 5/01/29		5,735	7,220,990

	Principal Amount (000)		U.S. $ Value
Alicorp SAA
3.875%, 3/20/23 (a)	U.S.$	2,260	$2,184,398
Altria Group, Inc.
2.85%, 8/09/22		390	375,292
9.25%, 8/06/19		400	531,553
Amgen, Inc.
5.15%, 11/15/41		465	498,961
Anheuser-Busch InBev Worldwide, Inc.
2.50%, 7/15/22		1,000	958,236
6.875%, 11/15/19		260	319,608
BRF SA
4.75%, 5/22/24 (a)		250	246,250
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		10,015	12,585,079
Grupo Bimbo SAB de CV
3.875%, 6/27/24 (a)		275	274,455
Kroger Co. (The)
3.40%, 4/15/22		788	798,681
Laboratory Corp. of America Holdings
2.20%, 8/23/17		2,109	2,146,819
Reynolds American, Inc.
3.25%, 11/01/22		3,874	3,737,488
Thermo Fisher Scientific, Inc.
4.15%, 2/01/24		220	230,065
Tyson Foods, Inc.
4.50%, 6/15/22		16	16,779

			34,558,278

Energy - 3.0%
Anadarko Petroleum Corp.
5.95%, 9/15/16		1,913	2,118,757
6.375%, 9/15/17		475	546,887
Apache Corp.
4.25%, 1/15/44		510	501,581
6.90%, 9/15/18		2,950	3,532,463
CenterPoint Energy Resources Corp.
4.50%, 1/15/21		1,460	1,603,944
DCP Midstream LLC
5.35%, 3/15/20 (a)		1,515	1,676,857
9.75%, 3/15/19 (a)		1,910	2,462,691
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		85	85,789
Enable Midstream Partners LP
3.90%, 5/15/24 (a)		171	170,636
Encana Corp.
3.90%, 11/15/21		60	63,397
Energy Transfer Partners LP
4.90%, 2/01/24		6,500	6,980,064
6.125%, 2/15/17		30	33,423
Enterprise Products Operating LLC
5.10%, 2/15/45		7,290	7,781,747
5.20%, 9/01/20		630	719,256
Series N
6.50%, 1/31/19		550	652,453
Hess Corp.
5.60%, 2/15/41		215	249,999
7.875%, 10/01/29		90	124,018

	Principal Amount (000)		U.S. $ Value
Kinder Morgan Energy Partners LP
2.65%, 2/01/19	U.S.$	735	$743,887
3.50%, 9/01/23		2,783	2,702,850
3.95%, 9/01/22		1,116	1,141,441
4.15%, 3/01/22		1,959	2,035,027
6.85%, 2/15/20		2,947	3,536,400
Marathon Petroleum Corp.
5.125%, 3/01/21		15	17,007
Nabors Industries, Inc.
5.10%, 9/15/23		5,000	5,459,040
Nisource Finance Corp.
6.80%, 1/15/19		7,815	9,319,802
Noble Energy, Inc.
8.25%, 3/01/19		6,280	7,916,989
Noble Holding International Ltd.
4.90%, 8/01/20		520	573,629
Reliance Holding USA, Inc.
5.40%, 2/14/22 (a)		4,758	5,119,893
Rio Oil Finance Trust
Series 2014-1
6.25%, 7/06/24 (a)		4,396	4,604,810
Southwestern Energy Co.
4.10%, 3/15/22		2,200	2,331,630
Spectra Energy Partners LP
4.60%, 6/15/21		330	360,344
Suncor Energy, Inc.
6.50%, 6/15/38		385	494,500
Sunoco Logistics Partners Operations LP
5.30%, 4/01/44		2,060	2,167,445
Talisman Energy, Inc.
3.75%, 2/01/21		115	118,889
7.75%, 6/01/19		165	204,389
TransCanada PipeLines Ltd.
6.35%, 5/15/67		15	15,619
Transocean, Inc.
6.375%, 12/15/21		5,500	6,362,625
6.50%, 11/15/20		4,300	4,973,204
Valero Energy Corp.
6.125%, 2/01/20		20	23,634
6.625%, 6/15/37		200	248,507
Weatherford International Ltd./Bermuda
5.125%, 9/15/20		190	212,806
9.625%, 3/01/19		255	334,635
Williams Partners LP
3.90%, 1/15/25		3,963	3,981,285
4.00%, 11/15/21		2,603	2,721,908
4.50%, 11/15/23		4,200	4,454,885
5.25%, 3/15/20		1,000	1,128,002

			102,609,044

Other Industrial - 0.0%
Fresnillo PLC
5.50%, 11/13/23 (a)		250	261,250

Services - 0.1%
Omnicom Group, Inc.
3.625%, 5/01/22		2,729	2,807,516

	Principal Amount (000)		U.S. $ Value
Technology - 0.6%
Agilent Technologies, Inc.
5.00%, 7/15/20	U.S.$	1,040	$1,141,424
Baidu, Inc.
2.75%, 6/09/19		2,013	2,020,841
3.25%, 8/06/18		524	541,378
Fidelity National Information Services, Inc.
3.875%, 6/05/24		250	251,185
Hewlett-Packard Co.
4.65%, 12/09/21		6,360	6,938,836
Intel Corp.
4.80%, 10/01/41		20	21,180
Seagate HDD Cayman
4.75%, 1/01/25 (a)		2,761	2,740,292
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22		1,591	1,653,700
Tencent Holdings Ltd.
3.375%, 5/02/19 (a)(c)		5,386	5,504,573
Total System Services, Inc.
2.375%, 6/01/18		20	20,011
Xerox Corp.
2.80%, 5/15/20		250	249,596

			21,083,016

Transportation - Airlines - 0.3%
Southwest Airlines Co.
5.25%, 10/01/14		3,015	3,046,872
Southwest Airlines Co. Pass Through Trust
Series 07-1
6.15%, 8/01/22		6,285	7,259,089

			10,305,961

Transportation - Railroads - 0.4%
Burlington Northern Santa Fe LLC
4.95%, 9/15/41		6,713	7,212,300
Canadian Pacific Railway Co.
6.50%, 5/15/18		1,276	1,490,836
CSX Corp.
4.40%, 3/01/43		100	99,194
6.25%, 3/15/18		5,000	5,812,980

			14,615,310

Transportation - Services - 0.3%
Asciano Finance Ltd.
3.125%, 9/23/15 (a)		2,722	2,777,978
4.625%, 9/23/20 (a)		1,501	1,602,469
5.00%, 4/07/18 (a)		2,676	2,913,824
Ryder System, Inc.
5.85%, 11/01/16		4,332	4,770,892
7.20%, 9/01/15		20	21,462

			12,086,625

			455,953,056

	Principal Amount (000)		U.S. $ Value
Financial Institutions - 11.4%
Banking - 8.3%
ABN AMRO Bank NV
2.50%, 10/30/18 (a)	U.S.$	8,000	$8,106,649
Akbank TAS
3.875%, 10/24/17 (a)		8,485	8,582,577
Bank of America Corp.
3.30%, 1/11/23		4,600	4,534,018
4.00%, 4/01/24		5,280	5,388,404
4.88%, 4/01/44		485	500,488
5.49%, 3/15/19		300	337,335
5.875%, 2/07/42		606	719,680
Series L
5.65%, 5/01/18		125	141,692
Barclays Bank PLC
3.75%, 5/15/24		500	501,787
5.14%, 10/14/20		305	334,065
6.05%, 12/04/17 (a)		735	833,794
6.625%, 3/30/22 (a)	EUR	3,145	5,366,420
6.86%, 6/15/32 (a)	U.S.$	1,118	1,263,340
BBVA Banco Continental SA
5.00%, 8/26/22 (a)(c)		4,224	4,483,030
BNP Paribas SA
4.73%, 4/12/16 (a)	EUR	10,500	14,814,414
5.00%, 1/15/21	U.S.$	305	339,680
BPCE SA
5.70%, 10/22/23 (a)		6,236	6,866,522
Capital One Bank USA NA
3.375%, 2/15/23		470	466,825
Capital One Financial Corp.
4.75%, 7/15/21		25	27,812
Citigroup, Inc.
3.875%, 10/25/23		6,265	6,416,989
4.50%, 1/14/22		125	135,875
5.50%, 2/15/17		740	813,825
5.875%, 1/30/42		3,947	4,721,887
Compass Bank
5.50%, 4/01/20		230	250,430
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.95%, 11/09/22		4,212	4,282,037
Credit Suisse AG
6.50%, 8/08/23 (a)		5,199	5,898,980
Danske Bank A/S
5.684%, 2/15/17	GBP	3,580	6,448,470
Deutsche Bank AG
2.50%, 2/13/19	U.S.$	655	667,754
DNB Bank ASA
4.75%, 3/08/22 (a)	EUR	8,391	12,470,565
Fifth Third Bancorp
3.50%, 3/15/22	U.S.$	15	15,480
Goldman Sachs Group, Inc. (The)
3.85%, 7/08/24		2,000	1,997,360
4.00%, 3/03/24		485	493,710
5.75%, 1/24/22		8,100	9,373,190
Series D
6.00%, 6/15/20		135	157,357

	Principal Amount (000)		U.S. $ Value
HSBC Holdings PLC
4.00%, 3/30/22	U.S.$	7,055	$7,505,779
5.10%, 4/05/21		65	73,858
6.50%, 9/15/37		1,982	2,443,915
HSBC USA, Inc.
5.00%, 9/27/20		490	542,819
ING Bank NV
3.75%, 3/07/17 (a)		8,070	8,583,817
5.80%, 9/25/23 (a)		200	225,300
Intesa Sanpaolo SpA
3.875%, 1/15/19		330	346,079
5.02%, 6/26/24 (a)		5,232	5,293,816
JPMorgan Chase & Co.
3.63%, 5/13/24		505	507,025
4.40%, 7/22/20		450	491,686
4.95%, 3/25/20		395	444,789
Series S
6.75%, 2/01/24		7,245	7,770,263
JPMorgan Chase Bank NA
0.863%, 5/31/17 (e)	EUR	950	1,294,851
6.00%, 7/05/17	U.S.$	595	674,497
Lloyds Bank PLC
6.50%, 9/14/20 (a)		195	228,885
Macquarie Bank Ltd.
5.00%, 2/22/17 (a)		607	661,509
Macquarie Group Ltd.
4.875%, 8/10/17 (a)		2,595	2,830,950
Manufacturers & Traders Trust Co.
6.625%, 12/04/17		9,586	11,154,116
Mizuho Financial Group Cayman 3 Ltd.
4.60%, 3/27/24 (a)		7,789	8,209,863
Morgan Stanley
5.625%, 9/23/19		350	402,573
Series F
3.875%, 4/29/24		8,566	8,669,820
Series G
5.45%, 1/09/17		690	760,101
5.50%, 7/24/20-7/28/21		405	465,555
6.625%, 4/01/18		535	625,401
Murray Street Investment Trust I
4.647%, 3/09/17		765	826,798
National City Bank/Cleveland OH
5.80%, 6/07/17		4,925	5,550,312
Nordea Bank AB
4.875%, 5/13/21 (a)		8,365	9,080,425
PNC Funding Corp.
5.125%, 2/08/20		50	57,114
Rabobank Capital Funding Trust III
5.254%, 10/21/16 (a)		4,630	4,861,500
Royal Bank of Scotland PLC (The)
5.625%, 8/24/20		40	45,836
9.50%, 3/16/22 (a)		3,991	4,689,425
Santander Issuances SAU
Series 23
6.50%, 7/27/19 (a)	EUR	5,150	7,065,999

	Principal Amount (000)		U.S. $ Value
Skandinaviska Enskilda Banken AB
5.471%, 3/23/15 (a)	U.S.$	1,271	$1,290,065
Societe Generale SA
5.75%, 4/20/16 (a)		1,856	1,991,382
Standard Chartered PLC
4.00%, 7/12/22 (a)		8,701	8,996,225
State Street Corp.
3.70%, 11/20/23		3,000	3,111,765
Svenska Handelsbanken AB
2.875%, 4/04/17		8,000	8,370,224
Turkiye Garanti Bankasi AS
4.75%, 10/17/19 (a)		2,067	2,095,321
Turkiye Halk Bankasi AS
3.875%, 2/05/20 (a)		10,265	9,705,842
UBS AG/Jersey
4.28%, 4/15/15	EUR	7,000	9,728,876
UBS AG/Stamford CT
7.50%, 7/15/25	U.S.$	210	265,235
7.625%, 8/17/22		3,671	4,420,148
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (a)		8,552	9,425,698
Wells Fargo & Co.
4.10%, 6/03/26		500	506,300
Series M
3.45%, 2/13/23		205	203,997
Wells Fargo Bank NA
Series BKN1
6.18%, 2/15/36		5,363	6,490,785

			286,738,980

Brokerage - 0.2%
Nomura Holdings, Inc.
2.00%, 9/13/16		8,480	8,618,394

Finance - 0.5%
General Electric Capital Corp.
2.30%, 4/27/17		12,650	13,065,654
4.65%, 10/17/21		485	539,339
5.875%, 1/14/38		240	291,169
Series G
5.625%, 5/01/18		1,360	1,558,336
6.875%, 1/10/39		120	161,193
HSBC Finance Corp.
6.676%, 1/15/21		1,894	2,265,037

			17,880,728

Insurance - 1.8%
Aflac, Inc.
8.50%, 5/15/19		3,400	4,383,902
Allied World Assurance Co., Holdings Ltd.
7.50%, 8/01/16		5	5,620
American International Group, Inc.
3.375%, 8/15/20		6,800	7,066,111
3.80%, 3/22/17		70	74,803
6.82%, 11/15/37		418	562,496

	Principal Amount (000)		U.S. $ Value
Aquarius & Investments PLC for Swiss Reinsurance Co., Ltd.
6.375%, 9/01/24 (a)	U.S.$	455	$484,147
Coventry Health Care, Inc.
5.95%, 3/15/17		2,205	2,479,156
6.125%, 1/15/15		835	859,817
6.30%, 8/15/14		2,830	2,850,232
Five Corners Funding Trust
4.419%, 11/15/23 (a)		2,400	2,532,341
Guardian Life Insurance Co. of America (The)
7.375%, 9/30/39 (a)		109	151,196
Hartford Financial Services Group, Inc. (The)
5.125%, 4/15/22		2,940	3,343,112
6.30%, 3/15/18		2,296	2,655,517
Humana, Inc.
6.45%, 6/01/16		442	486,841
7.20%, 6/15/18		15	17,818
Lincoln National Corp.
8.75%, 7/01/19		2,963	3,841,690
Markel Corp.
7.125%, 9/30/19		1,430	1,722,182
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (a)		5	7,963
MetLife Capital Trust IV
7.875%, 12/15/37 (a)		107	132,948
MetLife, Inc.
3.048%, 12/15/22		325	322,883
4.75%, 2/08/21		2,840	3,173,953
Series D
4.368%, 9/15/23		485	520,322
Muenchener Rueckversicherungs AG
6.25%, 5/26/42 (a)	EUR	4,300	7,188,117
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)	U.S.$	3,780	5,883,056
Prudential Financial, Inc.
4.50%, 11/15/20		555	611,730
5.625%, 6/15/43		5,995	6,412,732
Torchmark Corp.
9.25%, 6/15/19		3,400	4,378,476
WellPoint, Inc.
3.30%, 1/15/23		15	14,982
XLIT Ltd.
5.25%, 9/15/14		20	20,197

			62,184,340

Other Finance - 0.1%
ORIX Corp.
4.71%, 4/27/15		2,824	2,911,572

REITS - 0.5%
Duke Realty LP
6.75%, 3/15/20		2,135	2,544,309
EPR Properties
7.75%, 7/15/20		3,569	4,253,024
ERP Operating LP
5.25%, 9/15/14		30	30,281

	Principal Amount (000)		U.S. $ Value
HCP, Inc.
5.375%, 2/01/21	U.S.$	8,454	$9,616,036
6.70%, 1/30/18		35	40,811
Health Care REIT, Inc.
5.25%, 1/15/22		35	39,256
Healthcare Realty Trust, Inc.
6.50%, 1/17/17		20	22,486
Healthcare Trust of America Holdings LP
3.375%, 7/15/21		1,838	1,838,989
Mid-America Apartments LP
3.75%, 6/15/24		250	249,049

			18,634,241

			396,968,255

Utility - 0.9%
Electric - 0.5%
Berkshire Hathaway Energy Co.
6.125%, 4/01/36		30	37,195
CenterPoint Energy, Inc.
6.50%, 5/01/18		1,665	1,947,311
CMS Energy Corp.
5.05%, 3/15/22		2,595	2,949,428
Constellation Energy Group, Inc.
5.15%, 12/01/20		1,224	1,379,543
Duke Energy Indiana, Inc.
3.75%, 7/15/20		495	529,187
Monongahela Power Co.
4.10%, 4/15/24 (a)		3,481	3,680,423
Pacific Gas & Electric Co.
4.50%, 12/15/41		510	522,201
TECO Finance, Inc.
4.00%, 3/15/16		315	331,546
5.15%, 3/15/20		2,970	3,354,660
Union Electric Co.
6.70%, 2/01/19		2,019	2,419,634
Wisconsin Electric Power Co.
4.25%, 12/15/19		35	38,649

			17,189,777

Natural Gas - 0.4%
Sempra Energy
6.50%, 6/01/16		5,700	6,298,010
Talent Yield Investments Ltd.
4.50%, 4/25/22 (a)(c)		6,500	6,722,040

			13,020,050

			30,209,827

Non Corporate Sectors - 0.6%
Agencies - Not Government Guaranteed - 0.6%
CNOOC Nexen Finance 2014 ULC
4.25%, 4/30/24		4,057	4,159,780
Ecopetrol SA
5.875%, 9/18/23		190	213,275
Electricite de France SA
5.25%, 1/29/23 (a)		7,903	8,060,428

	Principal Amount (000)		U.S. $ Value
OCP SA
5.625%, 4/25/24 (a)	U.S.$	1,784	$1,870,970
Oleoducto Central SA
4.00%, 5/07/21 (a)		3,210	3,218,025
Petrobras Global Finance BV
4.75%, 1/14/25	EUR	2,325	3,366,681

			20,889,159

Total Corporates - Investment Grades (cost $844,510,201)			904,020,297

MORTGAGE PASS-THROUGHS - 5.1%
Agency Fixed Rate 30-Year - 5.1%
Federal Home Loan Mortgage Corp. Gold
4.50%, 10/01/39	U.S.$	124	133,782
Federal National Mortgage Association
3.00%, 4/01/43-11/01/43		29,712	29,387,013
3.50%, 7/01/43		149	154,341
4.00%, 7/01/44, TBA		121,167	128,588,479
5.00%, 12/01/39		56	62,646
5.50%, 9/01/36-5/01/38		7,414	8,295,034
Series 2005
5.50%, 2/01/35		50	56,084
Series 2007
5.50%, 9/01/36-8/01/37		60	67,152
Series 2008
5.50%, 3/01/37		17	19,076
Series 2014
4.00%, 4/01/44		11,109	11,858,630

Total Mortgage Pass-Throughs (cost $176,768,349)			178,622,237

INFLATION-LINKED SECURITIES - 4.9%
United Kingdom - 2.0%
United Kingdom Gilt Inflation Linked
Series 8MO
2.50%, 7/26/16 (a)(g)	GBP	12,000	68,812,655

United States - 2.9%
U.S. Treasury Inflation Index
0.125%, 4/15/19 (TIPS)	U.S.$	98,646	101,574,216

Total Inflation-Linked Securities (cost $167,927,171)			170,386,871

CORPORATES - NON-INVESTMENT GRADES - 3.9%
Industrial - 1.7%
Basic - 0.1%
NOVA Chemicals Corp.
5.25%, 8/01/23 (a)		3,890	4,249,825

Capital Goods - 0.1%
Sealed Air Corp.
5.25%, 4/01/23 (a)		2,979	3,023,685

	Principal Amount (000)		U.S. $ Value
Communications - Media - 0.2%
Quebecor Media, Inc.
5.75%, 1/15/23	U.S.$	3,754	$3,857,235
Virgin Media Secured Finance PLC
5.25%, 1/15/21		2,523	2,661,765
6.00%, 4/15/21 (a)	GBP	882	1,584,928

			8,103,928

Communications - Telecommunications - 0.3%
Intelsat Jackson Holdings SA
5.50%, 8/01/23	U.S.$	7,000	6,965,000
T-Mobile USA, Inc.
6.625%, 4/01/23		3,200	3,472,000
Telecom Italia Capital SA
7.175%, 6/18/19		15	17,344

			10,454,344

Consumer Cyclical - Automotive - 0.1%
Goodyear Dunlop Tires Europe BV
6.75%, 4/15/19 (a)	EUR	1,287	1,885,508

Consumer Cyclical - Other - 0.1%
Choice Hotels International, Inc.
5.75%, 7/01/22	U.S.$	305	327,344
MCE Finance Ltd.
5.00%, 2/15/21 (a)		3,500	3,535,000

			3,862,344

Consumer Non-Cyclical - 0.4%
Boparan Finance PLC
9.875%, 4/30/18 (a)(c)	GBP	3,300	6,077,404
Smithfield Foods, Inc.
5.875%, 8/01/21 (a)	U.S.$	6,091	6,441,232
TeamSystem Holding SpA
7.375%, 5/15/20 (a)	EUR	1,264	1,846,291

			14,364,927

Energy - 0.4%
Cimarex Energy Co.
4.375%, 6/01/24	U.S.$	2,544	2,591,700
Golden Energy Offshore Services AS
9.09%, 5/28/17 (e)(h)(i)	NOK	7,000	1,141,208
Offshore Group Investment Ltd.
7.125%, 4/01/23	U.S.$	7,916	8,034,740
SandRidge Energy, Inc.
7.50%, 2/15/23		1,894	2,054,990
SM Energy Co.
6.50%, 1/01/23		305	330,163

			14,152,801

Technology - 0.0%
Numericable Group SA
5.375%, 5/15/22 (a)	EUR	635	922,763

			61,020,125

	Principal Amount (000)		U.S. $ Value
Financial Institutions - 1.7%
Banking - 1.1%
Bank of America Corp.
Series U
5.20%, 6/01/23 (c)	U.S.$	3,552	$3,401,040
Barclays Bank PLC
7.625%, 11/21/22		1,281	1,462,262
7.75%, 4/10/23 (c)		3,360	3,739,680
Barclays PLC
8.00%, 12/15/20	EUR	1,435	2,135,105
Commerzbank AG
8.125%, 9/19/23 (a)	U.S.$	5,977	7,253,149
Credit Suisse Group AG
7.50%, 12/11/23 (a)		3,363	3,724,522
DNB Bank ASA
6.012%, 3/29/17 (a)	GBP	266	485,961
HBOS Capital Funding LP
4.939%, 5/23/16	EUR	4,696	6,378,791
LBG Capital No.1 PLC
8.00%, 6/15/20 (a)	U.S.$	1,658	1,833,748
Lloyds Banking Group PLC
6.66%, 12/31/49 (a)		129	144,480
7.50%, 6/27/24		2,630	2,798,320
Societe Generale SA
5.922%, 4/05/17 (a)(c)		4,800	5,124,000

			38,481,058

Finance - 0.3%
Aviation Capital Group Corp.
7.125%, 10/15/20 (a)		5,499	6,344,296
Navient Corp.
8.00%, 3/25/20		410	474,062
SLM Corp.
7.25%, 1/25/22		2,620	2,898,375

			9,716,733

Insurance - 0.2%
American Equity Investment Life Holding Co.
6.625%, 7/15/21		4,072	4,427,791
ING Groep NV
5.775%, 12/08/15		2,332	2,413,620

			6,841,411

Other Finance - 0.1%
iPayment, Inc.
10.25%, 5/15/18 (c)		3,059	2,753,100

			57,792,302

	Principal Amount (000)		U.S. $ Value
Utility - 0.4%
Electric - 0.0%
FirstEnergy Transmission LLC
4.35%, 1/15/25 (a)	U.S.$	250	$252,580

Natural Gas - 0.4%
Access Midstream Partners LP/ACMP Finance Corp.
4.875%, 3/15/24		3,126	3,301,838
ONEOK, Inc.
4.25%, 2/01/22		23	23,005
Sabine Pass Liquefaction LLC
5.75%, 5/15/24 (a)		3,755	3,914,587
Southern Star Central Corp.
5.125%, 7/15/22 (a)		5,000	5,037,500

			12,276,930

			12,529,510

Non Corporate Sectors - 0.1%
Agencies - Government Guaranteed - 0.1%
Bank of Ireland
Series MPLE
2.062%, 9/22/15 (e)	CAD	5,835	5,263,284

Total Corporates - Non-Investment Grades (cost $129,106,940)			136,605,221

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.1%
Non-Agency Fixed Rate CMBS - 2.5%
Banc of America Commercial Mortgage Trust
Series 2006-5, Class A4
5.414%, 9/10/47	U.S.$	60	64,602
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A1A
5.975%, 3/15/49		439	469,137
Series 2006-C4, Class A3
5.975%, 3/15/49		8,763	9,377,785
Series 2007-C6, Class A4
5.899%, 12/10/49		14,000	15,465,492
Series 2013-GC17, Class D
5.262%, 11/10/46 (a)		2,480	2,396,739
Series 2014-GC21, Class D
4.996%, 5/10/47 (a)		425	404,394
Commercial Mortgage Pass-Through Certificates
Series 2006-C8, Class A4
5.306%, 12/10/46		2,635	2,839,355
Series 2007-GG9, Class A4
5.444%, 3/10/39		6,547	7,143,685
Series 2013-CR6, Class A2
2.122%, 3/10/46		80	81,203
Series 2013-SFS, Class A1
1.873%, 4/12/35 (a)		4,192	4,089,795
GE Capital Commercial Mortgage Corp.
Series 2006-C1, Class AJ
5.456%, 3/10/44		1,218	1,233,502

	Principal Amount (000)		U.S. $ Value
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class AM
5.475%, 3/10/39	U.S.$	3,619	$3,898,739
GS Mortgage Securities Trust
Series 2013-G1, Class A2
3.557%, 4/10/31 (a)		4,825	4,723,944
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-LDPX, Class A1A
5.439%, 1/15/49		82	90,104
Series 2008-C2, Class A1A
5.998%, 2/12/51		1,727	1,926,420
LB-UBS Commercial Mortgage Trust
Series 2007-C2, Class AM
5.493%, 2/15/40		3,757	4,037,693
LSTAR Commercial Mortgage Trust
Series 2014-2, Class A1
1.519%, 1/20/41 (a)		14,239	14,251,476
Merrill Lynch Mortgage Trust
Series 2006-C2, Class A1A
5.739%, 8/12/43		26	28,127
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class A1A
5.166%, 12/12/49		100	108,121
Series 2006-4, Class AJ
5.239%, 12/12/49		5,398	5,507,919
Series 2007-9, Class A4
5.70%, 9/12/49		65	72,209
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 8/10/49		15	15,038
Series 2012-C4, Class A5
2.85%, 12/10/45		30	29,461
Wachovia Bank Commercial Mortgage Trust
Series 2005-C22, Class AJ
5.545%, 12/15/44		1,325	1,356,978
WF-RBS Commercial Mortgage Trust
Series 2012-C8, Class E
5.04%, 8/15/45 (a)		1,600	1,611,717
Series 2013-C14, Class A5
3.337%, 6/15/46		40	40,426
Series 2013-C18, Class D
4.83%, 12/15/46 (a)		3,000	2,871,501

			84,135,562

Agency CMBS - 0.3%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K008, Class A2
3.531%, 6/25/20		10,273	11,018,780

	Principal Amount (000)		U.S. $ Value
Non-Agency Floating Rate CMBS - 0.3%
Commercial Mortgage Trust
Series 2014-SAVA, Class A
Zero Coupon, 6/15/16 (a)(e)	U.S.$	5,509	$5,509,236
PFP III 2014-1 Ltd.
Series 2014-1, Class A
1.322%, 6/14/31 (a)(e)		5,126	5,138,037

			10,647,273

Total Commercial Mortgage-Backed Securities (cost $104,218,793)			105,801,615

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.9%
Non-Agency Fixed Rate - 1.6%
Citigroup Mortgage Loan Trust
Series 2006-4, Class 2A1A
6.00%, 12/25/35		8,092	7,598,397
Series 2007-AR4, Class 1A1A
5.508%, 3/25/37		1,244	1,200,517
Countrywide Alternative Loan Trust
Series 2006-24CB, Class A15
5.75%, 6/25/36		4,202	3,685,534
Series 2006-41CB, Class 2A13
5.75%, 1/25/37		3,479	2,986,034
Series 2006-J1, Class 1A11
5.50%, 2/25/36		3,149	2,857,594
Series 2007-13, Class A2
6.00%, 6/25/47		4,967	4,081,802
Series 2007-15CB, Class A19
5.75%, 7/25/37		869	784,293
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-HY4, Class 1A1
2.666%, 9/25/47		1,529	1,363,549
Credit Suisse Mortgage-Backed Trust
Series 2006-7, Class 3A12
6.25%, 8/25/36		2,937	2,584,100
First Horizon Alternative Mortgage Securities Trust
Series 2006-AA5, Class A1
2.253%, 9/25/36		1,953	1,560,268
Series 2006-AA7, Class A1
2.208%, 1/25/37		2,637	2,142,935
Morgan Stanley Mortgage Loan Trust
Series 2005-10, Class 4A1
5.50%, 12/25/35		1,847	1,694,890
Residential Accredit Loans, Inc.
Series 2005-QA7, Class A21
2.922%, 7/25/35		2,402	2,217,112
Series 2005-QS14, Class 3A1
6.00%, 9/25/35		5,101	4,754,855
Series 2006-QS2, Class 1A8
6.00%, 2/25/36		6,387	5,358,586
Wells Fargo Mortgage Backed Securities Trust
Series 2007-AR7, Class A1
2.635%, 12/28/37		7,555	6,993,245
Series 2007-AR8, Class A1
6.118%, 11/25/37		3,170	2,922,782

			54,786,493

	Principal Amount (000)		U.S. $ Value
GSE Risk Share Floating Rate - 0.9%
Fannie Mae Connecticut Avenue Securities
Series 2013-C01, Class M2
5.402%, 10/25/23 (e)	U.S.$	1,500	$1,805,209
Series 2014-C01, Class M2
4.552%, 1/25/24 (e)		2,563	2,922,396
Structured Agency Credit Risk Debt Notes
Series 2013-DN1, Class M2
7.302%, 7/25/23 (e)		5,330	7,013,798
Series 2013-DN2, Class M2
4.402%, 11/25/23 (e)		5,910	6,573,120
Series 2014-DN1, Class M2
2.352%, 2/25/24 (e)		8,810	9,094,430
Series 2014-DN1, Class M3
4.652%, 2/25/24 (e)		4,495	5,151,424

			32,560,377

Non-Agency Floating Rate - 0.4%
First Horizon Alternative Mortgage Securities Trust
Series 2007-FA2, Class 1A10
0.402%, 4/25/37 (e)		1,819	1,074,679
Series 2007-FA2, Class 1A5
0.452%, 4/25/37 (e)		2,060	1,223,368
Residential Accredit Loans, Inc.
Series 2006-QO6, Class A2
0.382%, 6/25/46 (e)		1,975	919,495
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2007-OA4, Class A1A
0.883%, 4/25/47 (e)		3,593	2,728,276
Washington Mutual Mortgage Pass-Through Certificates
Series 2007-OA1, Class A1A
0.823%, 2/25/47 (e)		7,514	6,194,370

			12,140,188

Total Collateralized Mortgage Obligations (cost $94,055,984)			99,487,058

GOVERNMENTS - SOVEREIGN AGENCIES - 1.9%
Colombia - 0.1%
Ecopetrol SA
5.875%, 5/28/45		3,205	3,314,806

Germany - 1.6%
FMS Wertmanagement AoeR
1.125%, 9/03/18 (a)	EUR	12,000	16,892,835
Series E
3.00%, 8/03/18 (a)		3,600	5,445,104
KFW
3.875%, 1/21/19		22,100	34,920,383

	Principal Amount (000)		U.S. $ Value
Landwirtschaftliche Rentenbank
5.125%, 2/01/17	U.S.$	5	$5,550

			57,263,872

Norway - 0.2%
Eksportfinans ASA
2.00%, 9/15/15		442	441,558
2.375%, 5/25/16		5,271	5,271,000

			5,712,558

Total Governments - Sovereign Agencies (cost $64,264,901)			66,291,236

COVERED BONDS - 1.8%
Abbey National Treasury Services PLC/London
4.25%, 4/12/21 (a)	EUR	8,100	13,350,112
Banco Bilbao Vizcaya Argentaria SA
3.25%, 1/24/16		6,000	8,549,977
BNP Paribas Home Loan SFH
2.20%, 11/02/15 (a)	U.S.$	9,054	9,247,665
Caisse Francaise de Financement Local
3.50%, 9/16/16	EUR	2,600	3,808,367
CaixaBank SA
3.00%, 3/22/18		2,300	3,386,955
Cie de Financement Foncier SA
4.125%, 10/25/17		5,215	8,000,778
Credit Agricole Home Loan SFH
2.875%, 9/09/16 (a)		5,300	7,662,682
Danske Bank A/S
4.125%, 11/26/19		2,350	3,784,616
Societe Generale SFH
1.00%, 12/19/17		100	139,624
3.25%, 6/06/16 (a)		4,000	5,791,252

Total Covered Bonds (cost $57,190,445)			63,722,028

QUASI-SOVEREIGNS - 1.4%
Quasi-Sovereign Bonds - 1.4%
China - 0.3%
CNOOC Curtis Funding No. 1 Pty Ltd.
4.50%, 10/03/23 (a)	U.S.$	2,055	2,151,187
State Grid Overseas Investment 2014 Ltd.
4.13%, 5/07/24 (a)		8,049	8,259,473

			10,410,660

Indonesia - 0.3%
Pertamina Persero PT
6.00%, 5/03/42 (a)		8,000	7,440,000
Perusahaan Listrik Negara PT
5.50%, 11/22/21 (a)		3,874	4,067,700

			11,507,700

	Principal Amount (000)		U.S. $ Value
Mexico - 0.3%
Petroleos Mexicanos
4.875%, 1/18/24	U.S.$	8,000	$8,580,000

South Korea - 0.2%
Korea National Oil Corp.
3.125%, 4/03/17 (a)		8,000	8,326,224

United Arab Emirates - 0.3%
IPIC GMTN Ltd.
5.50%, 3/01/22 (a)		7,800	8,950,500

Total Quasi-Sovereigns (cost $45,649,473)			47,775,084

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 1.3%
United States - 1.3%
Buckeye OH Tobacco Settlement Fin Auth
Series 2007A-2
5.875%, 6/01/47		5,350	4,239,554
California GO
7.625%, 3/01/40		30	44,257
7.95%, 3/01/36		10,685	13,025,015
Golden St Tobacco Securitization CA
Series 2007A-1
5.125%, 6/01/47		6,495	4,723,554
Illinois GO
7.35%, 7/01/35		4,440	5,376,129
Texas Transp Comm
(Texas St Hwy Fund First Tier)
Series 2010B
5.178%, 4/01/30		3,400	3,996,020
Tobacco Settlement Auth IA
Series 2005C
5.625%, 6/01/46		5,100	4,328,523
Tobacco Settlement Fin Corp. MI
Series 2007A
6.00%, 6/01/48		6,460	5,327,691
Tobacco Settlement Fin Corp. NJ
Series 2007-1A
5.00%, 6/01/41		2,585	1,917,553
Tobacco Settlement Fin Corp. VA
Series 2007B1
5.00%, 6/01/47		2,810	1,966,382

Total Local Governments - Municipal Bonds (cost $43,428,475)			44,944,678

EMERGING MARKETS - CORPORATE BONDS - 1.2%
Industrial - 1.2%
Basic - 0.1%
Gold Fields Orogen Holding BVI Ltd.
4.875%, 10/07/20 (a)		3,800	3,496,000

Capital Goods - 0.4%
CEMEX Espana SA/Luxembourg
9.875%, 4/30/19 (a)		1,554	1,783,215
Cemex SAB de CV
7.25%, 1/15/21 (a)(c)		4,049	4,453,900

	Principal Amount (000)		U.S. $ Value
Ferreycorp SAA
4.875%, 4/26/20 (a)	U.S.$	1,007	$1,027,056
Grupo Cementos de Chihuahua SAB de CV
8.125%, 2/08/20 (a)		2,075	2,282,500
Grupo KUO SAB de CV
6.25%, 12/04/22 (a)		953	997,985
Servicios Corporativos Javer SAPI de CV
9.875%, 4/06/21 (a)		3,500	3,806,250

			14,350,906

Communications - Telecommunications - 0.1%
Comcel Trust
6.875%, 2/06/24 (a) (c)		2,500	2,700,000

Consumer Cyclical - Retailers - 0.2%
Office Depot de Mexico SA de CV
6.875%, 9/20/20 (a)		6,500	6,938,750

Consumer Non-Cyclical - 0.4%
Cosan Luxembourg SA
5.00%, 3/14/23 (a)		2,190	2,086,406
9.50%, 3/14/18 (a)	BRL	5,203	2,119,834
Marfrig Holding Europe BV
6.875%, 6/24/19 (a)	U.S.$	3,155	3,191,283
11.25%, 9/20/21 (a)		3,155	3,628,250
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (a)		4,000	3,200,000

			14,225,773

Total Emerging Markets - Corporate Bonds (cost $39,821,505)			41,711,429

	Shares
PREFERRED STOCKS - 0.9%
Financial Institutions - 0.8%
Banking - 0.4%
Goldman Sachs Group, Inc. (The)
Series J
5.50%		133,375	3,267,687
Morgan Stanley
6.875%		213,175	5,791,965
State Street Corp.
Series D
5.90%		113,325	2,969,115

			12,028,767

REITS - 0.4%
DDR Corp.
Series K
6.25%		10,000	239,000

Company	Shares		U.S. $ Value
Health Care REIT, Inc.
Series J
6.50%		16,350	$415,288
Kilroy Realty Corp.
Series G
6.875%		53,750	1,384,063
Series H
6.375%		6,000	143,760
Kimco Realty Corp.
Series I
6.00%		69,050	1,708,987
Series K
5.625%		28,250	656,813
National Retail Properties, Inc.
Series D
6.625%		50,000	1,263,000
Series E
5.70%		106,350	2,429,034
Public Storage
Series W
5.20%		45,875	1,015,673
Series X
5.20%		3,000	66,777
Sabra Health Care REIT, Inc.
Series A
7.125%		194,150	4,966,357
Vornado Realty Trust
Series K
5.70%		25,600	601,856

			14,890,608

			26,919,375

Industrial - 0.1%
Consumer Non-Cyclical - 0.1%
Ventas Realty LP/Ventas Capital Corp.
5.45%		227,075	5,438,446

Total Preferred Stocks (cost $30,907,683)			32,357,821

	Principal Amount (000)
SUPRANATIONALS - 0.8%
European Investment Bank
4.25%, 4/15/19	EUR	15,000	24,176,285
7.25%, 2/22/15	IDR	24,700,000	2,075,231

Total Supranationals (cost $26,116,039)			26,251,516

	Shares
COMMON STOCKS - 0.6%
Bermuda - 0.6%
Mt. Logan Re Ltd. (Preference Shares) (j)(k) ^ (cost $18,100,000)		18,100	19,875,043

	Principal Amount (000)		U.S. $ Value
BANK LOANS - 0.4%
Industrial - 0.4%
Basic - 0.1%
FMG Resources (August 2006) Pty Ltd. (FMG America Finance, Inc.)
3.75%, 6/28/19 (e)	U.S.$	1,891	$1,892,176

Capital Goods - 0.1%
ClubCorp Club Operations, Inc.
4.00%, 7/24/20 (e)		2,946	2,944,447

Communications - Media - 0.0%
Clear Channel Communications, Inc.
3.80%, 1/29/16 (e)		310	307,604

Consumer Cyclical - Retailers - 0.1%
Burlington Coat Factory Warehouse Corp.
4.25%, 2/23/17 (e)		830	834,574
Harbor Freight Tools USA, Inc.
4.75%, 7/26/19 (e)		985	992,031

			1,826,605

Consumer Non-Cyclical - 0.1%
Air Medical Group Holdings, Inc.
5.00%, 6/30/18 (e)		2,441	2,450,291

Energy - 0.0%
CITGO Petroleum Corp.
9.00%, 6/24/17 (e)		1,258	1,273,580

Other Industrial - 0.0%
Gardner Denver, Inc.
4.25%, 7/30/20 (e)		1,638	1,636,282

Technology - 0.0%
Avaya, Inc.
4.73%, 10/26/17 (e)		157	153,955

Total Bank Loans (cost $12,371,687)			12,484,940

WHOLE LOAN TRUSTS - 0.3%
Performing Asset - 0.3%
Financial Claims - 0.3%
Aeroservicios Especializados
10.75%, 3/19/18 (i)(l)		6,313	6,312,653
Alpha Credit Debt Fund LLC
15.00%, 12/31/17 (i)(l)		3,144	3,144,420
Ede Del Este SA (DPP)
12.00%, 3/31/16 (i)(l)		879	909,945
Ede Del Este SA (ITABO)
12.00%, 3/31/16 (i)(l)		1,482	1,534,077

Total Whole Loan Trusts (cost $11,867,450)			11,901,095

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - SOVEREIGN BONDS - 0.3%
Indonesia - 0.1%
Indonesia Government International Bond
5.88%, 1/15/24 (a)	U.S.$	3,143	$3,469,086

Qatar - 0.2%
Qatar Government International Bond
4.50%, 1/20/22 (a)		7,036	7,731,157

Total Governments - Sovereign Bonds (cost $10,103,610)			11,200,243

ASSET-BACKED SECURITIES - 0.0%
Autos - Fixed Rate - 0.0%
Ally Auto Receivables Trust
Series 2013-SN1, Class A3
0.72%, 5/20/16		65	65,100
AmeriCredit Automobile Receivables Trust
Series 2012-4, Class A2
0.49%, 4/08/16		4	3,738
Series 2013-1, Class A2
0.49%, 6/08/16		8	7,913
Series 2013-3, Class A3
0.92%, 4/09/18		80	80,066
Bank of America Auto Trust
Series 2012-1, Class A4
1.03%, 12/15/16		35	35,178
Capital Auto Receivables Asset Trust
Series 2013-3, Class A2
1.04%, 11/21/16		80	80,388
Carfinance Capital Auto Trust
Series 2013-1A, Class A
1.65%, 7/17/17 (a)		14	13,687
Fifth Third Auto Trust
Series 2013-A, Class A3
0.61%, 9/15/17		30	30,039
Flagship Credit Auto Trust
Series 2013-1, Class A
1.32%, 4/16/18 (a)		10	10,512
Mercedes-Benz Auto Lease Trust
Series 2013-A, Class A3
0.59%, 2/15/16		30	30,035
Nissan Auto Lease Trust
Series 2012-B, Class A2A
0.45%, 6/15/15		2	1,830
Santander Drive Auto Receivables Trust
Series 2013-3, Class C
1.81%, 4/15/19		40	40,246
Series 2013-4, Class A3
1.11%, 12/15/17		95	95,528
SMART Trust/Australia
Series 2012-4US, Class A2A
0.67%, 6/14/15		4	3,955

	Principal Amount (000)		U.S. $ Value
World Omni Automobile Lease Securitization Trust
Series 2012-A, Class A3
0.93%, 11/16/15	U.S.$	33	$32,603

			530,818

Credit Cards - Fixed Rate - 0.0%
American Express Credit Account Master Trust
Series 2012-2, Class A
0.68%, 3/15/18		100	100,329
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21		30	30,309

			130,638

Autos - Floating Rate - 0.0%
Ford Credit Floorplan Master Owner Trust
Series 2010-3, Class A2
1.852%, 2/15/17 (a)(e)		105	106,021

Other ABS - Fixed Rate - 0.0%
CNH Equipment Trust
Series 2013-C, Class A2
0.63%, 1/17/17		52	52,011

Total Asset-Backed Securities (cost $815,912)			819,488

AGENCIES - 0.0%
Agency Debentures - 0.0%
Federal National Mortgage Association
6.25%, 5/15/29		95	127,581
6.625%, 11/15/30		150	213,021
Residual Funding Corp. Principal Strip
Zero Coupon, 7/15/20		225	197,187

Total Agencies (cost $513,000)			537,789

SHORT-TERM INVESTMENTS - 2.0%
Governments - Treasuries - 1.0%
Malaysia - 1.0%
Bank Negara Malaysia Monetary Notes
Series 2614
Zero Coupon, 9/04/14	MYR	26,900	8,333,597
Series 5513
Zero Coupon, 9/09/14		80,800	25,021,302

Total Governments - Treasuries (cost $33,030,009)			33,354,899

Company	Shares			U.S. $ Value
Investment Companies - 0.9%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.07% (m) (cost $32,795,429)		32,795,429		$32,795,429

	Principal Amount (000)
Time Deposits - 0.1%
BBH, Grand Cayman
0.005%, 7/01/14	JPY	0	**	1
0.323%, 7/01/14	NOK	0	**	0	***
1.643%, 7/01/14	AUD	0	**	19
2.15%, 7/01/14	NZD	0	**	26
DNB, Oslo
0.03%, 7/01/14	U.S.$	1,491		1,490,671
Wells Fargo, Grand Cayman
(0.03)%, 7/01/14	EUR	130		178,512
0.26%, 7/02/14	CAD	30		28,293

Total Time Deposits (cost $1,695,742)				1,697,522

Total Short-Term Investments (cost $67,521,180)				67,847,850

Total Investments - 105.6% (cost $3,500,866,068) (n)				3,669,553,082
Other assets less liabilities - (5.6)%				(193,343,383)

Net Assets - 100.0%				$3,476,209,699

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2014	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Japan Government Bond (OSE) Futures	30	September 2014	$42,981,097	$43,132,126	$151,029
U.S. Ultra Bond (CBT) Futures	8	September 2014	1,200,500	1,199,500	(1,000)
Sold Contracts
Euro-Bobl Futures	196	September 2014	34,165,130	34,387,888	(222,758)
Euro-Buxl Futures	107	September 2014	19,079,196	19,729,723	(650,527)
U.S. Long Bond (CBT) Futures	2,025	September 2014	275,748,664	277,804,687	(2,056,023)
U.S. T-Note 5 Yr (CBT) Futures	1,232	September 2014	146,506,024	147,175,876	(669,852)

					$(3,449,131)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CAD	197,892	USD	180,783	7/11/14	$(4,632,683)
Barclays Bank PLC	USD	16,479	IDR	195,095,247	8/08/14	(114,268)
BNP Paribas SA	USD	67,434	CAD	73,037	7/11/14	998,111
BNP Paribas SA	USD	1,555	PEN	4,371	7/16/14	4,454
BNP Paribas SA	AUD	209,830	USD	192,928	7/18/14	(4,680,690)
BNP Paribas SA	USD	76,134	AUD	82,672	7/18/14	1,723,048
BNP Paribas SA	ZAR	619,191	USD	57,650	8/14/14	(135,346)
Brown Brothers Harriman & Co.	JPY	8,754,350	USD	86,276	7/11/14	(146,463)
Brown Brothers Harriman & Co.	EUR	3,833	USD	5,226	7/15/14	(23,234)
Brown Brothers Harriman & Co.	NOK	7,000	USD	1,173	7/15/14	32,071
Brown Brothers Harriman & Co.	USD	396	SEK	2,625	7/15/14	(2,892)
Citibank, NA	PLN	195,145	USD	63,715	7/10/14	(509,084)
Citibank, NA	EUR	447,251	USD	608,591	7/11/14	(3,855,158)
Credit Suisse International	CAD	74,453	USD	68,500	7/11/14	(1,259,105)
Credit Suisse International	JPY	3,299,177	USD	32,360	7/11/14	(209,338)
Credit Suisse International	EUR	24,405	NOK	198,807	7/15/14	(1,025,078)
Deutsche Bank AG	EUR	8,089	USD	10,994	7/11/14	(82,799)
Goldman Sachs Bank USA	BRL	66,458	USD	30,174	7/02/14	95,595
Goldman Sachs Bank USA	USD	29,966	BRL	66,457	7/02/14	112,567
Goldman Sachs Bank USA	SEK	85,124	USD	12,916	7/15/14	178,208
Goldman Sachs Bank USA	MXN	619,093	USD	47,443	7/24/14	(195,597)
Goldman Sachs Bank USA	BRL	59,734	USD	26,758	8/04/14	(2,757)
Goldman Sachs Bank USA	GBP	202,656	USD	343,695	8/21/14	(2,988,014)
Morgan Stanley Capital Services LLC	BRL	37,409	USD	16,985	7/02/14	53,810
Morgan Stanley Capital Services LLC	USD	16,672	BRL	37,409	7/02/14	258,813
Morgan Stanley Capital Services LLC	USD	63,885	PLN	194,601	7/10/14	160,069
Morgan Stanley Capital Services LLC	USD	32,139	PEN	90,197	7/16/14	40,475
Royal Bank of Scotland PLC	CAD	78,949	USD	72,565	7/11/14	(1,406,041)
Standard Chartered Bank	USD	32,956	KRW	33,858,978	7/11/14	497,882
Standard Chartered Bank	IDR	23,599,498	USD	1,982	8/08/14	2,438
UBS AG	BRL	103,866	USD	45,665	7/02/14	(1,343,406)
UBS AG	USD	47,158	BRL	103,866	7/02/14	(149,404)
UBS AG	EUR	8,645	USD	11,788	7/11/14	(50,879)

						$(18,654,695)

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co. LLC/(CME Group)	USD	193,770	8/08/15	3 Month LIBOR	0.48%	$674,705
Morgan Stanley & Co. LLC/(CME Group)		339,200	8/08/18	1.56%	3 Month LIBOR	(3,984,128)
Morgan Stanley & Co. LLC/(CME Group)	NZD	59,600	4/28/19	3 Month BKBM	4.57%	83,863
Morgan Stanley & Co. LLC/(CME Group)	USD	145,430	8/08/23	3 Month LIBOR	2.82%	5,453,437

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co. LLC/(LCH)	USD	75,000	12/23/23	2.99%	3 Month LIBOR	$(2,895,268)
Morgan Stanley & Co. LLC/(LCH)		38,000	1/13/24	3.07%	3 Month LIBOR	(2,232,238)

						$(2,899,629)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2014		Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA:
Russian Federation, 7.50%, 3/31/30, 6/20/19*	(1.00)%	1.70%		$14,587	$447,972	$899,182	$(451,210)
Goldman Sachs Bank USA:
Russian Federation, 7.50%, 3/31/30, 6/20/19*	(1.00)	1.70		18,363	563,922	1,122,731	(558,809)
Sale Contracts
Credit Suisse International:
CMBX NA, BB, 7.00%, 1/17/47*	5.00	– 0	–	6,500	73,450	(213,624)	287,074
Kohl’s Corp., 6.25%, 12/15/17, 6/20/19*	1.00	1.14		3,440	(17,376)	(46,280)	28,904
Kohl’s Corp., 6.25%, 12/15/17, 6/20/19*	1.00	1.14		2,018	(15,348)	(24,354)	9,006
Kohl’s Corp., 6.25%, 12/15/17, 6/20/19*	1.00	1.14		1,401	(10,658)	(18,849)	8,191
Kohl’s Corp., 6.25%, 12/15/17, 6/20/19*	1.00	1.14		1,391	(10,579)	(18,702)	8,123

					$1,031,383	$1,700,104	$(668,721)

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Principal Amount (000’s)	Currency	Interest Rate		Maturity	U.S. $ Value at June 30, 2014
Barclays Capital, Inc.	469	USD	(0.25	)%*	7/01/14	$468,595
Barclays Capital, Inc.†	2,758	USD	(0.25	)%*	—	2,757,253
Barclays Capital, Inc.†	2,271	USD	(0.25	)%*	—	2,270,572
Barclays Capital, Inc.†	1,585	USD	(0.25	)%*	—	1,584,465
Barclays Capital, Inc.†	4,430	USD	(0.05	)%*	—	4,429,477
BNP Paribas Securities Corp.	35,609	USD	0.17%		7/28/14	35,610,165
Credit Suisse Securities (USA) LLC†	4,330	USD	(0.50	)%*	—	4,321,099
Credit Suisse Securities (USA) LLC†	866	USD	(0.50	)%*	—	864,220
Credit Suisse Securities (USA) LLC†	3,038	USD	(0.50	)%*	—	3,032,437
Credit Suisse Securities (USA) LLC†	1,118	GBP	(0.25	)%*	—	1,910,944
ING Bank NV	2,218	USD	(0.25	)%*	7/01/14	2,218,243
JPMorgan Chase Bank, NA†	500	USD	(0.50	)%*	—	499,319
JPMorgan Chase Bank, NA†	510	USD	(0.25	)%*	—	509,961
JPMorgan Chase Bank, NA†	2,323	USD	(0.25	)%*	—	2,322,899
Nomura International PLC	2,057	EUR	(0.25	)%*	7/03/14	2,056,443

						$64,856,092

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on June 30, 2014
*	Interest payment due from counterparty.
**	Principal amount less than 500.
***	Amount less than $0.50.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the aggregate market value of these securities amounted to $1,096,036,305 or 31.5% of net assets.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps. The market value of the collateral amounted to $8,816,158.
(c)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $64,758,455.
(d)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $4,497,189.
(e)	Floating Rate Security. Stated interest rate was in effect at June 30, 2014.
(f)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2014.
(g)	Variable rate coupon, rate shown as of June 30, 2014.
(h)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.03% of net assets as of June 30, 2014, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Golden Energy Offshore Services AS
9.09%, 5/28/17	5/28/14	$1,182,123	$1,141,208	0.03%

(i)	Fair valued by the Adviser.
(j)	Non-income producing security.
(k)	Restricted and illiquid security.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt. Logan Re (Preference Shares)	7/01/13	$18,100,000	$19,875,043	0.6%

(l)	Illiquid security.
(m)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(n)	As of June 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $180,910,477 and gross unrealized depreciation of investments was $(12,223,463), resulting in net unrealized appreciation of $168,687,014.
^	The security is subject to a 12 month lock-up period, after which semi-annual redemptions are permitted.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PLN	-	Polish Zloty
SEK	-	Swedish Krona
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ABS	-	Asset-Backed Securities
BKBM	-	Bank Bill Benchmark (New Zealand)
CBT	-	Chicago Board of Trade
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
GO	-	General Obligation
GSE	-	Government-Sponsored Enterprise
LCH	-	London Clearing House
LIBOR	-	London Interbank Offered Rates
OAT	-	Obligations Assimilables du Trésor
OSE	-	Osaka Securities Exchange
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

COUNTRY BREAKDOWN*

June 30, 2014 (unaudited)

45.2%	United States
11.5%	United Kingdom
5.6%	Canada
3.8%	Germany
3.3%	Italy
3.2%	France
3.0%	Netherlands
2.7%	Australia
2.4%	Mexico
2.2%	Brazil
1.8%	South Africa
1.3%	Spain
1.1%	Japan
11.1%	Other
1.8%	Short-Term

100.0%	Total Investments

*	All data are as of June 30, 2014. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.9% or less in the following countries: Austria, Belgium, Bermuda, Chile, China, Colombia, Denmark, Dominican Republic, Finland, Guatemala, India, Indonesia, Ireland, Luxembourg, Macau, Morocco, Norway, Peru, Portugal, Qatar, South Korea, Supranational, Sweden, Switzerland, Turkey, United Arab Emirates and Zambia.

AllianceBernstein Global Bond

June 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2014:

Investments in Securities	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$1,626,909,543		$	– 0	–	$1,626,909,543
Corporates - Investment Grades		– 0	–	902,022,937			1,997,360		904,020,297
Mortgage Pass-Throughs		– 0	–	178,622,237			– 0	–	178,622,237
Inflation-Linked Securities		– 0	–	170,386,871			– 0	–	170,386,871
Corporates - Non-Investment Grades		– 0	–	135,464,013			1,141,208		136,605,221
Commercial Mortgage-Backed Securities		– 0	–	75,046,777			30,754,838		105,801,615
Collateralized Mortgage Obligations		– 0	–	– 0	–		99,487,058		99,487,058
Governments - Sovereign Agencies		– 0	–	66,291,236			– 0	–	66,291,236
Covered Bonds		– 0	–	63,722,028			– 0	–	63,722,028
Quasi-Sovereigns		– 0	–	47,775,084			– 0	–	47,775,084
Local Governments - Municipal Bonds		– 0	–	44,944,678			– 0	–	44,944,678
Emerging Markets - Corporate Bonds		– 0	–	41,711,429			– 0	–	41,711,429
Preferred Stocks		32,357,821		– 0	–		– 0	–	32,357,821
Supranationals		– 0	–	26,251,516			– 0	–	26,251,516
Common Stocks		– 0	–	– 0	–		19,875,043		19,875,043
Bank Loans		– 0	–	– 0	–		12,484,940		12,484,940
Whole Loan Trusts		– 0	–	– 0	–		11,901,095		11,901,095
Governments - Sovereign Bonds		– 0	–	11,200,243			– 0	–	11,200,243
Asset-Backed Securities		– 0	–	767,477			52,011		819,488
Agencies		– 0	–	537,789			– 0	–	537,789
Short-Term Investments:
Governments - Treasuries		– 0	–	33,354,899			– 0	–	33,354,899
Investment Companies		32,795,429		– 0	–		– 0	–	32,795,429
Time Deposits		– 0	–	1,697,522			– 0	–	1,697,522

Total Investments in Securities		65,153,250		3,426,706,279			177,693,553		3,669,553,082
Other Financial Instruments*:
Assets
Credit Default Swaps		– 0	–	341,298			– 0	–	341,298
Centrally Cleared Interest Rate Swaps		– 0	–	6,212,005			– 0	–	6,212,005
Futures		151,029		– 0	–		– 0	–	151,029
Forward Currency Exchange Contracts		– 0	–	4,157,541			– 0	–	4,157,541
Liabilities
Credit Default Swaps		– 0	–	(1,010,019)			– 0	–	(1,010,019)
Centrally Cleared Interest Rate Swaps		– 0	–	(9,111,634)			– 0	–	(9,111,634)
Futures		(3,600,160)		– 0	–		– 0	–	(3,600,160)
Forward Currency Exchange Contracts		– 0	–	(22,812,236)			– 0	–	(22,812,236)

Total^		$61,704,119		$3,404,483,234			$177,693,553		$3,643,880,906

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Investment Grades			Corporates - Non- Investment Grades			Commercial Mortgage-Backed Securities		Collateralized Mortgage Obligations
Balance as of 9/30/13	$	– 0	–	$	– 0	–	$18,768,945		$76,335,841
Accrued discounts/(premiums)		– 0	–		– 0	–	17,753		579,930
Realized gain (loss)		– 0	–		– 0	–	520,832		2,314,780
Change in unrealized appreciation/depreciation		– 0	–		(40,915)		596,825		4,519,570
Purchases		1,997,360			1,182,123		20,016,581		28,385,962
Sales/Paydowns		– 0	–		– 0	–	(9,166,098)		(17,349,275)
Reclassification		– 0	–		– 0	–	– 0	–	– 0	–
Transfers into Level 3		– 0	–		– 0	–	– 0	–	4,700,250
Transfers out of Level 3		– 0	–		– 0	–	– 0	–	– 0	–

Balance as of 6/30/14		$1,997,360			$1,141,208		$30,754,838		$99,487,058

Net change in unrealized appreciation/depreciation from investments held as of 6/30/14		– 0	–		$(40,915)		$644,556		$5,114,189

	Preferred Stocks			Common Stocks			Bank Loans		Whole Loan Trusts
Balance as of 9/30/13		$18,865,368		$	– 0	–	$17,525,196		$ – 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–	28,760		(13,045)
Realized gain (loss)		– 0	–		– 0	–	90,686		(14,094)
Change in unrealized appreciation/depreciation		– 0	–		1,009,675		(76,985)		33,645
Purchases		– 0	–		– 0	–	1,917,440		12,717,453
Sales/Paydowns		– 0	–		– 0	–	(7,000,157)		(822,864)
Reclassification		(18,865,368)			18,865,368		– 0	–	– 0	–
Transfers into Level 3		– 0	–		– 0	–	– 0	–	– 0	–
Transfers out of Level 3		– 0	–		– 0	–	– 0	–	– 0	–

Balance as of 6/30/14	$	– 0	–		$19,875,043		$12,484,940		$11,901,095

Net change in unrealized appreciation/depreciation from investments held as of 6/30/14	$	– 0	–		$1,009,675		$2,239		$33,645

	Asset-Backed Securities		Total
Balance as of 9/30/13	$65,020		$131,560,370
Accrued discounts/(premiums)	– 0	–	613,398
Realized gain (loss)	– 0	–	2,912,204
Change in unrealized appreciation/depreciation	15		6,041,830
Purchases	– 0	–	66,216,919
Sales/Paydowns	(13,024)		(34,351,418)
Reclassification	– 0	–	– 0	–
Transfers into Level 3	– 0	–	4,700,250
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/14	$52,011		$177,693,553	+

Net change in unrealized appreciation/depreciation from investments held as of 6/30/14	$15		$6,763,404

+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at June 30, 2014:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 6/30/2014	Valuation Technique	Unobservable Input	Range/ Weighted Average
Corporates—Investment Grades	$1,997,360	Qualitative Assessment	Transaction Price	$99.87/N/A
Corporates—Non-Investment Grades	1,141,208	Indicative Market Quotations	Broker Quote	$16.30/N/A
Commercial Mortgage-Backed Securities	25,245,602	Third Party Vendor	Evaluated Quotes	$95.15 – $111.56/$103.07
	5,509,236	Qualitative Assessment	Transaction Price	$100.00/N/A
Collateralized Mortgage Obligations	99,487,058	Third Party Vendor	Evaluated Quotes	$46.56 – $131.59/$95.71
Common Stocks	19,875,043	Practical Expedient	NAV	$1,098.07/N/A
Bank Loans	12,484,940	Third Party Vendor	Evaluated Quotes	$97.83 – $101.25/$100.23
Whole Loan Trusts	9,457,073	Qualitative Assessment	Transaction Price	$100.00/N/A
	2,444,022	Market Approach	Internal Rate of Return	Benchmark & 500 bp/N/A
Asset-Backed Securities	52,011	Third Party Vendor	Evaluated Quotes	$100.07/N/A

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review methodologies, new developments, process at vendors, 2) daily comparisons of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AllianceBernstein Global Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 22, 2014

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	August 22, 2014